Consolidated Statement of Cash Flows	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Cash flows from operating activities
Net income for the year	$ 120,815,000	$ 94,104,000	$ 121,191,000
Adjustments to net income for the year
Depreciation expense	4,747,000	3,825,000	1,783,000
Amortization expense	22,370,000	17,379,000	6,973,000
Net financial investment income	(2,120,000)	(2,345,000)	(355,000)
Unrealized (gains)/losses on long-term investments	2,952,000	(5,322,000)	(226,000)
Unrealized (gains)/losses on warrant liability	(690,000)	(3,115,000)	0
Unrealized (gains)/losses on other derivative financial instruments	3,934,000	(2,990,000)	0
Unrealized (gains)/losses on asset-linked receivable	(3,503,000)	0	0
Contingent consideration adjustments	(9,422,000)	(12,322,000)	0
Gross obligation under put - unwinding	11,666,000	3,533,000	0
Deferred consideration adjustments	788,000	729,000	0
Gain on associate derecognition	(4,199,000)	0	0
Interest expense on lease liabilities	1,243,000	1,807,000	1,022,000
Deferred income taxes expense	(13,316,000)	1,565,000	(1,311,000)
Current income taxes expense	10,500,000	6,784,000	1,692,000
Share of equity accounted earnings	753,000	2,351,000	0
Share based incentive plan	1,465,000	731,000	764,000
Other non-cash effects	621,000	439,000	635,000
Changes in operating assets and liabilities
Accounts receivable	(12,602,000)	(23,067,000)	(62,745,000)
Projects advances	(12,589,000)	(2,896,000)	(2,173,000)
Recoverable taxes	1,909,000	(2,423,000)	(2,570,000)
Recoverable taxes	2,469,000	(12,877,000)	27,596,000
Carried interest allocation	19,234,000	868,000	11,582,000
Deferred consideration payable on acquisition	22,229,000	24,444,000	2,037,000
Taxes payable and deferred taxes	(4,493,000)	(8,620,000)	1,182,000
Payment of income taxes	(3,254,000)	(621,000)	(221,000)
Other assets and liabilities	1,816,000	1,238,000	1,905,000
Payment of placement agent fees	(6,598,000)	(5,263,000)	(1,200,000)
Net cash provided by operating activities	156,725,000	77,936,000	107,561,000
Cash flows from investing activities
Cash flows from (used in) decrease (increase) in short-term deposits and investments	31,076,000	108,855,000	(141,745,000)
Decrease (increase) in long-term investments	(9,793,000)	(12,069,000)	(17,873,000)
Investment into SPAC trust account	(2,100,000)	(236,900,000)	0
Proceeds from redemptions from the SPAC trust account	65,164,000	0	0
Payment of business acquisition payable	0	(16,437,000)	0
Acquisition of property and equipment	(5,870,000)	(5,439,000)	(1,551,000)
Acquisition of software and computer programs	(992,000)	(1,273,000)	(292,000)
Acquisition of investments in associates	(528,000)	(7,789,000)	0
Acquisition of contractual rights	(8,158,000)	0	0
Acquisition of subsidiaries, net of cash acquired	(6,633,000)	(18,295,000)	(122,767,000)
Net cash provided by/used in investing activities	62,166,000	(189,347,000)	(284,228,000)
Cash flows from financing activities
IPO proceeds	0	0	302,722,000
IPO transaction costs	0	0	(3,204,000)
IPO proceeds – SPAC	0	230,000,000	0
IPO transaction costs – SPAC	0	(4,665,000)	0
Proceeds from non-current borrowings	25,000,000	0	0
Repayments of non-current borrowings	(26,253,000)	0	0
Redemptions from SPAC shareholders	(65,164,000)	0	0
Dividends paid to the Company’s shareholders	(145,145,000)	(103,329,000)	(119,788,000)
Dividends paid to non-controlling interests in subsidiaries	(3,639,000)	0	0
Capital contributions received from non-controlling interest (NCI) shareholders	3,657,000	0	0
Payment of acquisition payable	(14,684,000)	0	0
Lease payments	(2,156,000)	(1,652,000)	(832,000)
Interest paid on lease liabilities	(1,243,000)	(1,807,000)	(1,007,000)
Cash flows from (used in) financing activities	(229,627,000)	118,547,000	177,891,000
Effect of exchange rate changes on cash and cash equivalents	267,000	1,004,000	(12,000)
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	(10,469,000)	11,255,000	1,212,000
Cash and cash equivalents at beginning of period	26,519,000	15,264,000	14,052,000
Cash and cash equivalents at end of period	16,050,000	26,519,000	15,264,000
Other Adjustments For Noncash Items [Abstract]
Transfer of long-term investment with a corresponding decrease in liability	0	0	300,000
Addition and disposal of right of use assets	1,860,000	5,009,000	8,783,000
IPO transaction costs decrease in assets with corresponding decrease in equity	0	0	624,000
IPO transaction costs accrual increase in liability with corresponding decrease in equity	0	0	427,000
Changes in interest of subsidiaries	0	0	385,000
Acquisition of subsidiaries through share issuance of Company’s Class A common shares	0	0	184,789,000
Contingent consideration payable on acquisition	4,707,000	9,072,000	25,775,000
Consideration payable on acquisition	29,748,000	18,156,000	16,437,000
Gross obligation under put option	11,338,000	73,428,000
SPAC Private Placement Warrants issued by SPAC to Sponsor	0	9,251,000	0
Commitment subject to possible redemption raised	0	220,458,000	0
Amortization of SPAC issuance costs to accrete SPAC Class A ordinary shares to redemption value	6,166,000	10,276,000	0
Interest earned on SPAC trust account subject to redemption	10,109,000	3,411,000	0
Capital contribution from NCI shareholders in lieu of dividend payable to NCI shareholders	1,086,000	0	0
Company Class A common shares issued	15,514,000	0	0
VBI
Other Adjustments For Noncash Items [Abstract]
Gross obligation under put option	0	65,544,000	0
Igah
Other Adjustments For Noncash Items [Abstract]
Gross obligation under put option	$ 0	$ 7,666,000	$ 0